Subsequent Events (Details) $ in Thousands	Jul. 30, 2017	Jul. 27, 2017 USD ($) credit_facility	Jun. 30, 2017 USD ($)	Jun. 30, 2017 term_loan	Jun. 30, 2017	Jun. 30, 2017 credit_facility	Dec. 31, 2016 USD ($)
Subsequent Event [Line Items]
Number of loan facilities				7		2
Carrying amount of debt			$ 1,833,862				$ 1,804,483
Exmar LPG BVBA
Subsequent Event [Line Items]
Percentage of ownership in joint venture					50.00%
Loan Facilities
Subsequent Event [Line Items]
Carrying amount of debt			$ 954,164				$ 1,005,199
Subsequent Event | Exmar LPG BVBA
Subsequent Event [Line Items]
Percentage of ownership in joint venture	50.00%
Subsequent Event | Loan Facilities
Subsequent Event [Line Items]
Number of loan facilities | credit_facility		2
Carrying amount of debt		$ 197,700